Components of Income Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Income Before Income Tax [Line Items]
Ireland	$ 7,561	$ 6,549	$ 535
Foreign	1,754	(2,815)	159
Income before income taxes	$ 9,315	$ 3,734	$ 694